Employee Benefit Plans - Net Periodic Pension Cost for Qualified Defined Pension Plan (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7	$ 14	$ 14	$ 30	$ 28
Interest cost	6	5	12	10	18	20
Expected return on plan assets	0	0	0	0
Recognized actuarial (gain) loss	(8)	(8)	(16)	(15)	(28)	(31)
Net periodic benefit cost	5	4	10	9	20	17
Net benefit cost	5	4	10	9	20	17
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0	0
Interest cost	0	4	0	7	0	14
Expected return on plan assets	0	0	0	0
Recognized actuarial (gain) loss	0	3	0	5	0	10
Net periodic benefit cost	0	7	0	12	0	24
Net benefit cost	0	7	0	12	0	24
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0	0
Interest cost	290	277	580	554	1,083	1,116
Expected return on plan assets	(371)	(338)	(742)	(677)	(1,353)	(1,250)
Net periodic benefit cost	(81)	(61)	(162)	(123)	(270)	(134)
Net benefit cost	(81)	(61)	(162)	(123)	(270)	(134)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	6	6	13	16
Interest cost	54	54	108	108	221	237
Expected return on plan assets	(119)	(87)	(238)	(174)	(354)	(335)
Net periodic benefit cost	(62)	(30)	(124)	(60)	(120)	(82)
Net benefit cost	(62)	(30)	(124)	(60)	(120)	(82)
Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0	0
Interest cost	103	104	206	208	404	433
Expected return on plan assets	0	0	0	0	0	0
Net periodic benefit cost	103	104	206	208	404	433
Net benefit cost	$ 103	$ 104	$ 206	$ 208	$ 404	$ 433